FAIR VALUE OF FINANCIAL INSTRUMENTS AND FINANCIAL RISK FACTORS - Disclosure of detailed information about aging of trade receivables (Details) - CAD ($) $ in Thousands	Aug. 31, 2021	Aug. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Gross trade receivables	$ 20,915	$ 11,995
Less: Expected credit losses and reserve for product returns and price adjustments	(710)	(912)
Net trade receivables	20,205	11,083
0-60 days
Disclosure of detailed information about financial instruments [line items]
Gross trade receivables	20,029	11,922
61-120 days
Disclosure of detailed information about financial instruments [line items]
Gross trade receivables	$ 886	$ 73